Loss per share (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss for the period, attributable to the owners of Parent Company	₩ (205,742,925)	₩ (2,541,375)	₩ 3,137,186
Dividends on non-redeemable preference shares
Loss attributable to ordinary shareholders	₩ (205,742,925)	₩ (2,541,375)	₩ 3,137,186